UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                              Please print or type.

_____________________________________________________________________________

  1.   Name and address of issuer:

       LEXINGTON NATURAL RESOURCES TRUST
       PARK 80 WEST PLAZA TWO
       SADDLE BROOK, NJ 07663
_____________________________________________________________________________

  2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                         [ ]

       (Fund consists of a single portfolio)
_____________________________________________________________________________

  3.   Investment Company Act File Number:   811-5710

       Securities Act File Number:   033-26116
_____________________________________________________________________________

 4(a). Last day of fiscal year for which this notice is filed:

       December 31, 1997
_____________________________________________________________________________

 4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.
_____________________________________________________________________________

 4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
_____________________________________________________________________________

 5. Calculation of registration fee:

    (i)   Aggregate sale price of securities
          sold during the fiscal year pursuant                        0 *
          to section 24(f):                                     $___________

* Instructions to Form 24F-2 permit a fund to exclude from its aggregate sales, the sales of securities sold to an unmanaged separate account organized as a UIT that itself issued securities for which registration fees have been paid. This exclusion prevents "double payment" of registration fees for the same aggregate proceeds from investors in variable insurance products. In addition, the sale price of securities issued from reinvested dividends in connection with seed capital was also excluded, since the original seed capital was not invested in connection with a public offering.

    (ii)  Aggregate price of securities redeemed
          or repurchased during the fiscal year:  $___________

    (iii) Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                             $___________

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                        -$___________

     (v)  Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)                        0 *
          from Item 5(i)]:                                      $___________
 _______________________________________________________________
 [  (vi)  Redemption credits available for use in              ]
 [        future years -- if Item 5(i) is less     $(________) ]
 [        than Item 5(iv) [subtract Item 5(iv)                 ]
 [        from Item 5(i)]:                                     ]
 [_____________________________________________________________]

   (vii)  Multiplier for determining registration fee              .000295
          (See Instruction C.9):                                x___________

   (viii) Registration fee due [multiply Item 5(v) by                 0 *
          Item 5(vii)] (enter "0" if no fee is due):           =$___________
_____________________________________________________________________________

 6. Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
_____________________________________________________________________________

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$____________

_____________________________________________________________________________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =$      0
                                                                ============
_____________________________________________________________________________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                   [ ]   Wire Transfer

                   [ ]   Mail or other means
_____________________________________________________________________________

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By*   /s/ Richard M. Hisey
         ____________________________________________
         RICHARD M. HISEY, VICE PRESIDENT & TREASURER


   Date: March 6, 1998
         ____________________


                 *Please print the name and title of the signing
                  officer below the signature.